CERTAIN TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions
Related Party Transactions Disclosure [Text Block]

8.   RELATED PARTIES

We have entered into an Online Gaming Operations Agreement, Live Dealer Lease, Trademark License Agreement and a Shared Services Agreements (SSA’s) with affiliates. Pursuant to the respective agreements, the parties agree to cooperatively develop and implement joint programs for the procurement and implementation of certain products and services including insurance and risk management, legal, information technology, entertainment, general purchasing, financial planning and accounting, human resources and employee benefit administration, marketing, strategic and tactical business planning, retail and executive management. The SSA’s provide for the reimbursement of expenses if either party incurs costs in excess of its proportional share. We expensed $58 thousand, $69 thousand, $172 thousand and $172 thousand under the agreements for the three months and nine months ended September 30, 2020 and 2019.

On April 27, 2020, we entered into an Online Gaming Operations Agreement with an affiliate, GNAC. The agreement grants us the right to host, manage, control, operate, support and administer online gaming services under GNAC’s operating licenses. The agreement also grants us the right to use the Golden Nugget trademark in connection with our online gaming operations. Under the terms of these agreements, we will pay a monthly royalty equal to 3% of net gaming revenue as defined. The agreements provide for a five-year term and a renewable five-year option. We expensed $0.8 million for the nine months and $0.5 million three months ended September 30, 2020 pursuant to this agreement.

The foregoing agreements were entered into between related parties and were not the result of arm’s-length negotiations. Accordingly, the terms of the transactions may have been more or less favorable than might have been obtained from unaffiliated third parties.

8.   CERTAIN TRANSACTIONS

We have entered into an Online Gaming Operations Agreement, Live Dealer Lease, Trademark License Agreement and a Shared Services Agreements (SSA’s) with affiliates. Pursuant to the respective agreements, the parties agree to cooperatively develop and implement joint programs for the procurement and implementation of certain products and services including insurance and risk management, legal, information technology, entertainment, general purchasing, financial planning and accounting, human resources and employee benefit administration, marketing, strategic and tactical business planning, retail and executive management. The SSA’s provide for the reimbursement of expenses if either party incurs costs in excess of its proportional share. We expensed $250 thousand and $177 thousand under the agreements for the years ended December 31, 2019 and 2018. See Note 9.

The foregoing agreements were entered into between related parties and were not the result of arm’s-length negotiations. Accordingly, the terms of the transactions may have been more or less favorable than might have been obtained from unaffiliated third parties.